CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total RYB Education, Inc. shareholders' equity | ASU 326 | Cumulative effect adjustment
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the year			$ (100)
Total RYB Education, Inc. shareholders' equity | ASU 326 | Cumulative effect adjustment balance
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the year			50,342
Total RYB Education, Inc. shareholders' equity | Global Eduhub Holding Limited
Increase (Decrease) in Stockholders' Equity
Share-based payments	$ 272	$ 189	507
Total RYB Education, Inc. shareholders' equity
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the year	52,754	52,037	50,442
Net loss (income) for the year	(22,170)	1,372	1,875
Share-based payments	665	1,832	2,423
Acquisition on minority interest	101	258
Intercompany debt forgiven during carve-out	(3,846)	(3,040)	2,321
Foreign currency translation adjustment	(124)	106	(789)
Distribution to minority interest	(4,203)
Balance at end of the year	$ 23,449	$ 52,754	$ 52,037
Ordinary share | ASU 326 | Cumulative effect adjustment balance
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the year (in shares)			29,213,801
Balance at beginning of the year			$ 29
Ordinary share
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the year (in shares)	29,213,801	29,213,801	29,213,801
Balance at beginning of the year	$ 29	$ 29	$ 29
Balance at end of the year (in shares)	29,213,801	29,213,801	29,213,801
Balance at end of the year	$ 29	$ 29	$ 29
Treasury stock | ASU 326 | Cumulative effect adjustment balance
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the year			(12,000)
Treasury stock
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the year	(8,667)	(10,321)	(12,000)
Settlement of vested shares using treasury shares	1,222	1,654	1,679
Balance at end of the year	(7,445)	(8,667)	(10,321)
Additional paid-in capital | ASU 326 | Cumulative effect adjustment balance
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the year			95,055
Additional paid-in capital | Global Eduhub Holding Limited
Increase (Decrease) in Stockholders' Equity
Share-based payments	272	189	507
Additional paid-in capital
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the year	91,570	93,985	95,055
Settlement of vested shares using treasury shares	(1,222)	(1,654)	(1,679)
Share-based payments	665	1,832	2,423
Acquisition on minority interest	101	258
Intercompany debt forgiven during carve-out	(3,846)	(3,040)	2,321
Balance at end of the year	87,540	91,570	93,985
Accumulated other comprehensive Income (loss) | ASU 326 | Cumulative effect adjustment balance
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the year			284
Accumulated other comprehensive Income (loss)
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the year	(399)	(505)	284
Foreign currency translation adjustment	(124)	106	(789)
Balance at end of the year	(523)	(399)	(505)
Accumulated deficit | ASU 326 | Cumulative effect adjustment
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the year			(100)
Accumulated deficit | ASU 326 | Cumulative effect adjustment balance
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the year			(33,026)
Accumulated deficit
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the year	(29,779)	(31,151)	(32,926)
Net loss (income) for the year	(22,170)	1,372	1,875
Distribution to minority interest	(4,203)
Balance at end of the year	(56,152)	(29,779)	(31,151)
Non-controlling interests | ASU 326 | Cumulative effect adjustment balance
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the year			5,507
Non-controlling interests
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the year	5,791	6,735	5,507
Net loss (income) for the year	(2,472)	677	1,084
Acquisition on minority interest	(822)	(1,464)
Foreign currency translation adjustment	(97)	(157)	144
Distribution to minority interest	(762)
Balance at end of the year	1,638	5,791	6,735
ASU 326 | Cumulative effect adjustment
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the year			(100)
ASU 326 | Cumulative effect adjustment balance
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the year			55,849
Global Eduhub Holding Limited
Increase (Decrease) in Stockholders' Equity
Share-based payments	272	189	507
Balance at beginning of the year	58,545	58,772	55,949
Net loss (income) for the year	(24,642)	2,049	2,959
Share-based payments	665	1,832	2,423
Acquisition on minority interest	(721)	(1,206)
Intercompany debt forgiven during carve-out	(3,846)	(3,040)	2,321
Foreign currency translation adjustment	(221)	(51)	(645)
Distribution to minority interest	(4,965)
Balance at end of the year	$ 25,087	$ 58,545	$ 58,772